SUPPLEMENT DATED JANUARY 1, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2022

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund” and collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2022, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Changes to the Funds

I.

To reflect that Gareth P. Lyons and Michael A. Stout no longer serve as portfolio managers of the Morningstar International Equity Fund and Morningstar U.S. Equity Fund and the addition of Douglas M. McGraw as a portfolio manager of the Morningstar International Equity Fund and Morningstar U.S. Equity Fund effective January 1, 2023, all references to Gareth P. Lyons and Michael A. Stout are removed and the following information is added to the “Morningstar” section of the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Morningstar
Douglas M. McGraw, CFA (as of November 30, 2022)	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0

II.

To reflect the addition of Austin Applegate as a portfolio manager of the Morningstar Municipal Bond Fund effective January 1, 2023, the following information is added to the T. Rowe Price section of the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
T. Rowe Price
Austin Applegate, CFA (as of November 30, 2022)	1 $0.65	6 $0.56	1 $0.22	0 $0.0	0 $0.0	0 $0.0

Name Change to Shares of the Funds

Effective January 1, 2023, all outstanding shares of the Funds are named “Institutional” shares. Accordingly, all references in the SAI, including on the cover page, to the shares of each Fund are updated as of that date.

Please retain this supplement for future reference.

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